Long-Term Debt - Schedule of Long-Term Debt (Parentheticals) (Details) - Grafiti Holding Inc [Member] - June 2024 10% Note [Member] - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Schedule of Long-Term Debt [Line Items]
Long term debt percentage	10.00%	10.00%
Unamortized debt discount	$ 469,381	$ 469,381
Issuance costs	$ 450,059	$ 450,059